Note 21 - Subsequent Events (Details Textual) - Subsequent Event [Member] - USD ($)	Aug. 03, 2017	Jul. 21, 2017	Jul. 03, 2017	Aug. 01, 2017
Payments for Loans	$ 1,000,000	$ 8,000,000
Unspecified Bank [Member] | Nerida Shipping Company [Member]
Debt Agreement, Maximum Borrowing Capacity				$ 17,625
Common Stock [Member]
Dividends Payable, Date to be Paid			Aug. 07, 2017
Dividends Payable, Date of Record			Jul. 24, 2017
Dividends Payable, Amount Per Share			$ 0.10
Series D Preferred Stock [Member]
Dividends Payable, Date to be Paid			Jul. 17, 2017
Dividends Payable, Date of Record			Jul. 14, 2017
Dividends Payable, Date Declared			Jul. 03, 2017
Dividends Payable, Amount Per Share			$ 0.546875
Series C Preferred Stock [Member]
Dividends Payable, Date to be Paid			Jul. 17, 2017
Dividends Payable, Date of Record			Jul. 14, 2017
Dividends Payable, Date Declared			Jul. 03, 2017
Dividends Payable, Amount Per Share			$ 0.53125
Series B Preferred Stock [Member]
Dividends Payable, Date to be Paid			Jul. 17, 2017
Dividends Payable, Date of Record			Jul. 14, 2017
Dividends Payable, Date Declared			Jul. 03, 2017
Dividends Payable, Amount Per Share			$ 0.476563